Segment information - Summary of Reconciliation of CCS Earnings to Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income/(loss) attributable to Shell plc shareholders	$ 42,309	$ 20,101	$ (21,680)
Income attributable to non-controlling interest	565	529	146
Income/(loss) for the period	42,874	20,630	(21,534)
Current cost of supplies adjustment:
Taxation	(21,497)	(8,391)	4,848
CCS earnings
Current cost of supplies adjustment:
Purchases	(1,714)	(3,772)	2,359
Taxation	444	808	(585)
Share of profit of joint ventures and associates	(42)	(184)	59
Current cost of supplies adjustment	(1,312)	(3,148)	1,833
Of which:
Attributable to Shell plc shareholders	(1,196)	(3,029)	1,759
Attributable to non-controlling interest	(116)	(119)	74
CCS earnings	41,562	17,482	(19,701)
Of which:
CCS earnings attributable to Shell plc shareholders	41,113	17,072	(19,921)
CCS earnings attributable to non-controlling interest	$ 449	$ 410	$ 220